Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class A common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	106,000,000	106,000,000
Common stock, shares issued	89,766,294	89,862,276
Common stock, shares outstanding	89,766,294	89,862,276
Class B convertible common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,000,000	16,000,000
Common stock, shares issued	14,830,683	14,701,748
Common stock, shares outstanding	14,830,683	14,701,748